INTANGIBLE ASSET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]	Intangible assets consisted of the following:
	September 30,	December 31,
	2012	2011
Software	$50,466	$50,466
Patents	4,674,853	-
Less: Accumulated amortization	(22,241)	(9,625)
	$4,703,078	40,841

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

Future estimated amortization expenses as of September 30, 2012 for the five succeeding years is as follows:

As of September 30,	Amounts
2013	$376,841
2014	371,341
2015	360,100
2016	360,019
2017	360,019
Thereafter	2,874,758
$4,703,078
Future estimated amortization expenses as of December 31, 2011 for the five succeeding years is as follows:

As of December 31,	Amounts
2012	$16,822
2013	16,822
2014	7,197
2015	—
2016	—
$40,841